Investment property (Details) - GBP (£)	3 Months Ended		6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Investment property
Opening amount			£ 20,273,000	£ 20,553,000
Depreciation charge	£ (70,000)	£ (70,000)	(140,000)	(140,000)
Closing amount	20,133,000	20,413,000	20,133,000	20,413,000
Cost / gross value
Investment property
Opening amount			20,553,000	32,193,000
Closing amount	32,193,000	32,193,000	32,193,000	32,193,000
Accumulated depreciation, amortization and impairment
Investment property
Opening amount			(280,000)	(11,640,000)
Closing amount	£ (12,060,000)	£ (11,780,000)	(12,060,000)	£ (11,780,000)
Not measured at fair value in statement of financial position but for which fair value is disclosed
Investment property
Opening amount			£ 38,250,000